UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.4%
	France 1.3%
169,151	Sanofi	$13,597,267

	Germany 1.6%
167,901	SAP SE	17,554,291

	Switzerland 6.5%
443,969	Nestle SA	35,118,134
429,811	Novartis AG	34,735,562
		69,853,696
	United Kingdom 4.3%
8,164,946	Lloyds Banking Group PLC	7,407,057
103,403	Reckitt Benckiser Group PLC	8,753,770
10,145,182	Tesco PLC	29,307,102
		45,467,929
	United States 69.7%
8,160	Alphabet, Inc. - Class A (a)	8,463,062
60,185	Alphabet, Inc. - Class C (a)	62,098,293
308,417	Apple, Inc.	51,746,204
133,104	Costco Wholesale Corp.	25,080,787
313,491	Crown Castle International Corp.	34,361,749
731,560	eBay, Inc. (a)	29,437,974
377,626	Facebook, Inc. - Class A (a)	60,340,859
437,080	HCA Healthcare, Inc.	42,396,760
579,906	Lowe's Companies, Inc.	50,886,752
230,231	Mastercard, Inc. - Class A	40,327,262
175,088	McDonald's Corp.	27,380,261
418,567	Microsoft Corp.	38,202,610
788,395	Oracle Corp.	36,069,071
898,325	Starbucks Corp.	52,004,034
692,177	The Kraft Heinz Co.	43,115,705
475,309	Visa, Inc. - Class A	56,856,463
895,462	Wells Fargo & Co.	46,931,163
465,500	Yum! Brands, Inc.	39,628,015
		745,327,024
	Total Common Stocks
	(Cost $640,864,388)	891,800,207

SHORT-TERM INVESTMENTS 16.8%
	Investment Company 16.8%
179,050,660	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	179,050,660
	Total Short-Term Investments
	(Cost $179,050,660)	179,050,660

	Total Investments 100.2%
	(Cost $819,915,048)	1,070,850,867

	Liabilities in Excess of Other Assets (0.2)%	(1,668,689)

	TOTAL NET ASSETS 100.0%	$1,069,182,178

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2018, was as follows(1):
	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$819,915,048	$37,084	$819,952,132

Gross unrealized appreciation	271,825,271	69	271,825,340
Gross unrealized depreciation	(20,889,452)	(72)	(20,889,524)
Net unrealized appreciation (depreciation)	$250,935,819	$(3)	$250,935,816

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.0%
	France 1.3%
73,304	Sanofi	$5,892,570

	Germany 1.6%
73,314	SAP SE	7,665,084

	Switzerland 6.5%
192,423	Nestle SA	15,220,740
186,153	Novartis AG	15,044,122
		30,264,862
	United Kingdom 4.2%
3,240,424	Lloyds Banking Group PLC	2,939,641
45,167	Reckitt Benckiser Group PLC	3,823,695
4,427,324	Tesco PLC	12,789,523
		19,552,859
	United States 69.4%
3,562	Alphabet, Inc. - Class A (a)	3,694,293
26,277	Alphabet, Inc. - Class C (a)	27,112,345
134,875	Apple, Inc.	22,629,328
57,884	Costco Wholesale Corp.	10,907,082
136,050	Crown Castle International Corp.	14,912,441
319,334	eBay, Inc. (a)	12,850,000
165,045	Facebook, Inc. - Class A (a)	26,372,541
190,494	HCA Healthcare, Inc.	18,477,918
253,231	Lowe's Companies, Inc.	22,221,020
100,663	Mastercard, Inc. - Class A	17,632,131
76,044	McDonald's Corp.	11,891,761
183,260	Microsoft Corp.	16,726,140
344,522	Oracle Corp.	15,761,881
392,521	Starbucks Corp.	22,723,041
302,197	The Kraft Heinz Co.	18,823,851
207,620	Visa, Inc. - Class A	24,835,504
391,425	Wells Fargo & Co.	20,514,584
201,928	Yum! Brands, Inc.	17,190,130
		325,275,991
	Total Common Stocks
	(Cost $337,082,824)	388,651,366

SHORT-TERM INVESTMENTS 17.1%
	Investment Company 17.1%
80,323,085	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	80,323,085
	Total Short-Term Investments
	(Cost $80,323,085)	80,323,085

	Total Investments 100.1%
	(Cost $417,405,909)	468,974,451

	Liabilities in Excess of Other Assets (0.1)%	(578,255)

	TOTAL NET ASSETS 100.0%	$468,396,196

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$417,405,909	$37,183	$417,443,092

Gross unrealized appreciation	57,601,211	31	57,601,242
Gross unrealized depreciation	(6,032,669)	(120)	(6,032,789)
Net unrealized appreciation (depreciation)	$51,568,542	$(89)	$51,568,453

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Australia 7.3%
713,653	APA Group	$4,319,190
2,186,088	AusNet Services	2,812,364
405,112	Macquarie Atlas Roads Group	1,798,424
813,291	Spark Infrastructure Group	1,492,907
1,362,904	Sydney Airport	7,023,875
1,345,640	Transurban Group	11,802,771
		29,249,531
	Canada 11.7%
119,149	Canadian Utilities Ltd. - Class A	3,180,451
139,428	Emera, Inc.	4,411,135
389,310	Enbridge, Inc.	12,244,220
254,747	Fortis, Inc.	8,599,330
360,127	Hydro One Ltd.	5,847,679
290,909	TransCanada Corp.	12,030,606
12,902	Valener, Inc.	202,490
		46,515,911
	France 4.1%
53,532	Aeroports de Paris	11,658,727
332,589	Getlink SE	4,747,121
		16,405,848
	Germany 1.4%
55,931	Fraport AG Frankfurt Airport Services Worldwide	5,512,511

	Hong Kong 2.9%
1,290,928	Power Assets Holdings Ltd.	11,505,949

	Italy 9.0%
377,720	Atlantia SpA	11,688,866
327,666	Enav SpA	1,747,369
489,423	Italgas SpA	2,924,337
2,117,436	Snam SpA	9,725,965
137,633	Societa Iniziative Autostradali e Servizi SpA	2,562,276
1,215,787	Terna Rete Elettrica Nazionale SpA	7,104,345
		35,753,158
	Mexico 1.7%
207,997	Grupo Aeroportuario del Centro Norte SAB de CV	1,016,073
288,382	Grupo Aeroportuario del Pacifico SAB de CV - Class B	2,849,398
167,550	Grupo Aeroportuario del Sureste SAB de CV - Class B	2,819,135
		6,684,606
	Netherlands 1.0%
77,319	Koninklijke Vopak NV	3,791,220

	New Zealand 1.1%
724,938	Auckland International Airport Ltd.	3,206,345
602,680	Vector Ltd.	1,372,004
		4,578,349
	Portugal 0.3%
348,653	REN - Redes Energeticas Nacionais SGPS SA	1,075,933

	Spain 9.5%
525,333	Abertis Infraestructuras SA	11,777,347
58,626	Aena SME SA	11,805,127
140,130	Cellnex Telecom SAU	3,739,858
144,395	Enagas SA	3,949,626
327,283	Red Electrica Corp SA	6,737,267
		38,009,225
	Switzerland 1.0%
18,570	Flughafen Zuerich AG	4,094,724

	United Kingdom 5.6%
1,095,955	National Grid PLC	12,334,799
253,716	Pennon Group PLC	2,290,264
142,767	Severn Trent PLC	3,693,562
412,028	United Utilities Group PLC	4,135,541
		22,454,166
	United States 39.3%
13,166	ALLETE, Inc.	951,243
67,984	Alliant Energy Corp.	2,777,826
71,301	Ameren Corp.	4,037,776
127,270	American Electric Power Co., Inc.	8,729,449
8,650	American States Water Co.	458,969
60,287	American Tower Corp.	8,762,113
52,469	American Water Works Co., Inc.	4,309,279
45,760	Aqua America, Inc.	1,558,586
32,609	Atmos Energy Corp.	2,746,982
16,895	Avista Corp.	865,869
13,784	Black Hills Corp.	748,471
8,779	California Water Service Group	327,018
83,006	CMS Energy Corp.	3,759,342
91,214	Consolidated Edison, Inc.	7,109,219
78,694	Crown Castle International Corp.	8,625,649
125,816	Dominion Energy, Inc.	8,483,773
52,805	DTE Energy Co.	5,512,842
112,958	Duke Energy Corp.	8,750,856
95,743	Edison International	6,094,999
10,449	El Paso Electric Co.	532,899
93,120	Eversource Energy	5,486,630
55,521	Great Plains Energy, Inc.	1,765,013
14,808	IDACORP, Inc.	1,307,102
7,850	InfraREIT, Inc.	152,526
99,146	NiSource, Inc.	2,370,581
8,448	Northwest Natural Gas Co.	487,027
14,518	NorthWestern Corp.	781,068
13,468	ONE Gas, Inc.	889,157
151,604	PG&E Corp.	6,659,964
32,853	Pinnacle West Capital Corp.	2,621,669
23,405	PNM Resources, Inc.	895,241
21,017	Portland General Electric Co.	851,399
203,758	PPL Corp.	5,764,314
34,237	SBA Communications Corp. (a)	5,851,788
41,914	SCANA Corp.	1,573,871
77,552	Sempra Energy	8,625,333
4,152	SJW Group	218,852
11,228	Southwest Gas Holdings, Inc.	759,350
11,402	Spire, Inc.	824,365
195,576	The Southern Co.	8,734,424
92,724	WEC Energy Group, Inc.	5,813,795

41,796	Westar Energy, Inc.	2,198,052
149,297	Xcel Energy, Inc.	6,790,028
		156,564,709
	Total Common Stocks
	(Cost $356,646,173)	382,195,840

CLOSED-END FUNDS 1.1%
	Guernsey 0.2%
598,379	John Laing Infrastructure Fund Ltd.	946,983

	United Kingdom 0.9%
1,079,206	HICL Infrastructure Co. Ltd.	2,057,692
849,219	International Public Partnerships Ltd.	1,663,267
		3,720,959
	Total Closed-End Funds
	(Cost $5,065,464)	4,667,942

SHORT-TERM INVESTMENTS 15.3%
	Investment Company 15.3%
60,865,306	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	60,865,306
	Total Short-Term Investments
	(Cost $60,865,306)	60,865,306

	Total Investments 112.3%
	(Cost $422,576,943)	447,729,088

	Liabilities in Excess of Other Assets (12.3)%	(49,012,537)

	TOTAL NET ASSETS 100.0%	$398,716,551

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$422,576,943	$401,132	$422,978,075

Gross unrealized appreciation	35,964,995	696	35,965,691
Gross unrealized depreciation	(10,812,850)	(4,032)	(10,816,882)
Net unrealized appreciation (depreciation)	$25,152,145	$(3,336)	$25,148,809

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Frontier Silk Invest New Horizons Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 89.5%
	Argentina 4.4%
49,883	Cablevision Holding SA - GDR (a)	$1,164,314
52,491	Telecom Argentina SA - ADR	1,644,543
		2,808,857
	Bangladesh 8.6%
1,625,464	Active Fine Chemicals Ltd. (a)	595,594
1,640,400	BRAC Bank Ltd.	1,911,817
540,300	GrameenPhone Ltd.	2,996,822
		5,504,233
	Egypt 11.4%
1,197,300	Egyptian Financial Group-Hermes Holding Co.	1,748,072
171,000	Elsewedy Electric Co.	2,102,873
1,619,368	Ibnsina Pharma SAE (a)	900,159
969,261	Obour Land For Food Industries	1,209,515
4,585,000	Palm Hills Developments SAE (a)	1,330,447
		7,291,066
	Ghana 0.8%
360,400	Ghana Commercial Bank Ltd. (b)	494,882

	Kenya 12.0%
1,640,670	Centum Investment Co. Ltd. (b)	723,227
4,356,907	Equity Group Holdings Ltd.	2,322,363
4,645,224	KCB Group Ltd.	2,392,785
7,336,906	Safaricom Ltd.	2,260,784
		7,699,159
	Morocco 6.4%
1,059	Auto Hall (a)	10,941
47,867	Auto Hall	493,650
294,650	Douja Promotion Groupe Addoha SA	1,094,317
11,362	Label Vie	2,468,858
		4,067,766
	Nigeria 13.7%
18,815,504	Guaranty Trust Bank PLC	2,343,248
20,732,427	Lafarge Africa PLC (b)	2,608,830
463,362	Nestle Nigeria PLC	1,776,221
25,169,452	Zenith Bank PLC	2,048,514
		8,776,813
	Oman 1.5%
734,950	Ooredoo	954,721

	Pakistan 8.7%
867,000	Cherat Cement Co. Ltd.	994,781
365,000	Engro Corp. Ltd.	983,341
287,300	Lucky Cement Ltd.	1,713,841
450,000	MCB Bank Ltd.	867,003
580,000	United Bank Ltd.	1,035,023
		5,593,989
	Qatar 3.2%
89,220	Ooredoo QSC	2,032,518

	South Africa 1.7%
83,000	Vodacom Group Ltd.	1,072,596

	United Arab Emirates 7.1%
6,126,000	Air Arabia PJSC	1,901,319
1,656,700	Emaar Properties PJSC	2,616,044
		4,517,363
	Vietnam 10.0%
738,000	Masan Group Corp. (a)	3,566,200
1,634,000	Saigon Securities, Inc.	2,820,219
		6,386,419
	Total Common Stocks
	(Cost $45,850,769)	57,200,382

PARTICIPATION (EQUITY LINKED) NOTES (c) 9.5%
	Kuwait 1.7%
81,500	Human Soft Holdings Co., Issued by Deutsche Bank AG London	1,058,412
		1,058,412
	Saudi Arabia 7.8%
30,440	Abdullah Al Othaim Markets Co., Issued by ARQ P Notes BV	1,250,071
282,620	Al Khaleej Training and Education Co., Issued by ARQ P Notes BV	1,465,103
33,852	Herfy Food Services Co. Ltd., Issued by ARQ P Notes BV	428,793
34,320	Saudia Dairy & Foodstuff Co., Issued by ARQ P Notes BV	1,078,107
76,800	United International Transportation Co., Issued by ARQ P Notes BV	776,193
		4,998,267
	Total Participation (Equity Linked) Notes
	(Cost $5,915,008)	6,056,679

SHORT-TERM INVESTMENTS 1.1%
	Investment Company 1.1%
698,325	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	698,325
	Total Short-Term Investments
	(Cost $698,325)	698,325

	Total Investments 100.1%
	(Cost $52,464,102)	63,955,386

	Liabilities in Excess of Other Assets (0.1)%	(84,310)

	TOTAL NET ASSETS 100.0%	$63,871,076

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open.  Price changes of securities in those foreign markets were immaterial to the Fund.  The Fund's securities were valued at the official closing price on the last day the New York Stock Exchange was open to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

(a) Non-Income Producing.

(b) A portion of this security is considered illiquid.  The Fund may invest up to 15% of its net assets in illiquid securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board as reflecting fair value.  As of March 31, 2018, illiquid securities held in the Fund represented 3.1% of total net assets.

(c) Participation (Equity Linked) Notes ("P-Notes") allow an indirect investment in foreign securities without registration in those markets.  In addition to normal risks associated with direct investments, P-Notes are also subject to counterparty risk.  The performance results of P-Notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.  P-Notes are restricted securities that have been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A under the Act, or an exemption from the registration requirements of the Act.  Whether a restricted security is illiquid is determined pursuant to guidelines established by the Fund's Board of Directors.  None of the Fund's restricted securities are considered to be illiquid.  As of March 31, 2018, Rule 144A securities held in the Fund represented 9.5% of total net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2018, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$52,464,102	$13	$52,464,115

Gross unrealized appreciation	13,999,216	-	13,999,216
Gross unrealized depreciation	(2,507,932)	-	(2,507,932)
Net unrealized appreciation	$11,491,284	$-	$11,491,284

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.4%
	Consumer Discretionary 20.5%
10,768	2U, Inc. (a)	$904,835
5,955	At Home Group, Inc. (a)	190,798
7,338	Boot Barn Holdings, Inc. (a)	130,103
15,005	Canada Goose Holdings, Inc. (a)	501,467
3,065	Carter's, Inc.	319,066
21,318	Century Communities, Inc. (a)	638,474
94,175	Chegg, Inc. (a)	1,945,656
18,811	Floor & Decor Holdings, Inc. - Class A (a)	980,429
13,376	Grand Canyon Education, Inc. (a)	1,403,410
18,443	Instructure, Inc. (a)	777,372
19,695	Meritor, Inc. (a)	404,929
39,241	Noodles & Co. (a)	296,270
14,206	Ollie's Bargain Outlet Holdings, Inc. (a)	856,622
27,442	Planet Fitness, Inc. - Class A (a)	1,036,484
6,304	SiteOne Landscape Supply, Inc. (a)	485,660
12,844	Skechers U.S.A., Inc. - Class A (a)	499,503
7,647	The Children's Place, Inc.	1,034,257
8,286	Titan Machinery, Inc. (a)	195,218
6,798	Wingstop, Inc.	321,070
		12,921,623
	Consumer Staples 1.2%
16,224	Central Garden & Pet Co. (a)	697,632
35,310	New Age Beverages Corp. (a)	85,450
		783,082
	Energy 1.0%
6,649	C&J Energy Services, Inc. (a)	171,677
12,139	Keane Group, Inc. (a)	179,657
17,182	Solaris Oilfield Infrastructure, Inc. - Class A (a)	284,534
		635,868
	Financial Services 7.6%
23,691	Green Dot Corp. - Class A (a)	1,520,015
4,362	LendingTree, Inc. (a)	1,431,390
7,606	LPL Financial Holdings, Inc.	464,498
6,508	Preferred Bank	417,814
9,938	Square, Inc. - Class A (a)	488,950
10,533	Triumph Bancorp, Inc. (a)	433,960
		4,756,627
	Health Care 19.1%
10,062	Addus HomeCare Corp. (a)	489,516
12,671	Alkermes PLC (a)	734,411
13,807	AMN Healthcare Services, Inc. (a)	783,547
14,858	AxoGen, Inc. (a)	542,317
17,945	Collegium Pharmaceutical, Inc. (a)	458,495
52,581	Corcept Therapeutics, Inc. (a)	864,958
22,257	Halozyme Therapeutics, Inc. (a)	436,015
6,868	Inogen, Inc. (a)	843,665
4,777	Ligand Pharmaceuticals, Inc. (a)	788,969
24,205	Merit Medical Systems, Inc. (a)	1,097,697
10,431	Neos Therapeutics, Inc. (a)	86,577
2,083	Neurocrine Biosciences, Inc. (a)	172,743

5,906	Nevro Corp. (a)	511,873
7,166	Penumbra, Inc. (a)	828,748
9,281	PetIQ, Inc. (a)	246,875
8,887	PRA Health Sciences, Inc. (a)	737,266
12,319	Supernus Pharmaceuticals, Inc. (a)	564,210
2,382	Tabula Rasa HealthCare, Inc. (a)	92,422
30,723	Tactile Systems Technology, Inc. (a)	976,991
8,623	Teladoc, Inc. (a)	347,507
45,937	Vericel Corp. (a)	457,073
		12,061,875
	Materials & Processing 4.4%
16,791	Builders FirstSource, Inc. (a)	333,133
14,656	Ingevity Corp. (a)	1,080,001
7,870	Installed Building Products, Inc. (a)	472,593
36,127	PGT Innovations, Inc. (a)	673,769
1,535	RBC Bearings, Inc. (a)	190,647
		2,750,143
	Producer Durables 11.2%
19,869	Air Transport Services Group, Inc. (a)	463,345
7,198	HEICO Corp.	624,858
3,973	John Bean Technologies Corp.	450,538
25,053	Knight-Swift Transportation Holdings, Inc.	1,152,688
12,004	MasTec, Inc. (a)	564,788
2,843	MSC Industrial Direct Co., Inc. - Class A	260,732
7,025	NV5 Global, Inc. (a)	391,644
9,703	Old Dominion Freight Line, Inc.	1,426,050
10,831	Saia, Inc. (a)	813,950
13,400	Schneider National, Inc. - Class B	349,204
33,801	Spartan Motors, Inc.	581,377
		7,079,174
	Technology 30.9%
42,586	Adesto Technologies Corp. (a)	315,136
38,430	Apptio, Inc. - Class A (a)	1,089,106
13,465	Aquantia Corp. (a)	211,401
16,950	Asure Software, Inc. (a)	207,468
11,567	BlackLine, Inc. (a)	453,542
14,421	Blucora, Inc. (a)	354,757
22,884	Bottomline Technologies (de), Inc. (a)	886,755
20,464	Carbonite, Inc. (a)	589,363
6,821	Coupa Software, Inc. (a)	311,174
18,804	Diodes, Inc. (a)	572,770
18,851	Everbridge, Inc. (a)	689,947
42,894	Five9, Inc. (a)	1,277,812
15,888	GTT Communications, Inc. (a)	900,850
9,284	InterXion Holding NV (a)	576,629
21,568	MagnaChip Semiconductor Corp. (a)	207,053
32,705	Mimecast Ltd. (a)	1,158,738
6,359	NICE Ltd. - ADR (a)	597,301
11,273	Nova Measuring Instruments Ltd. (a)	305,836
12,876	Nutanix, Inc. - Class A (a)	632,340
9,226	Orbotech Ltd. (a)	573,673
30,747	RealPage, Inc. (a)	1,583,470
18,757	RingCentral, Inc. - Class A (a)	1,191,070
27,692	ShotSpotter, Inc. (a)	733,838
11,705	TechTarget, Inc. (a)	232,695
101,697	USA Technologies, Inc. (a)	915,273
29,235	Varonis Systems, Inc. (a)	1,768,718
25,014	WNS (Holdings) Ltd. - ADR (a)	1,133,885
		19,470,600

	Utilities 1.5%
38,860	Boingo Wireless, Inc. (a)	962,562

	Total Common Stocks
	(Cost $43,169,932)	61,421,554

SHORT-TERM INVESTMENTS 4.2%
	Investment Company 4.2%
2,668,182	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	2,668,182
	Total Short-Term Investments
	(Cost $2,668,182)	2,668,182

	Total Investments 101.6%
	(Cost $45,838,114)	64,089,736

	Liabilities in Excess of Other Assets (1.6)%	(1,001,903)

	TOTAL NET ASSETS 100.0%	$63,087,833

(a) Non-Income Producing.
ADR -American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2018, was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$45,838,114	$45,838,114

Gross unrealized appreciation	18,605,207	18,605,207
Gross unrealized depreciation	(353,585)	(353,585)
Net unrealized appreciation	$18,251,622	$18,251,622

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.0%
	Consumer Discretionary 10.8%
11,578	American Eagle Outfitters, Inc.	$230,750
18,508	Entercom Communications Corp. - Class A	178,602
23,821	Express, Inc. (a)	170,558
10,255	G-III Apparel Group Ltd. (a)	386,408
21,500	Modine Manufacturing Co. (a)	454,725
7,758	Nexstar Media Group, Inc. - Class A	515,907
7,665	Penske Automotive Group, Inc.	339,789
3,153	Red Robin Gourmet Burgers, Inc. (a)	182,874
15,836	Sinclair Broadcast Group, Inc. - Class A	495,667
8,802	TopBuild Corp. (a)	673,529
7,826	Tower International, Inc.	217,172
6,531	Wolverine World Wide, Inc.	188,746
		4,034,727
	Consumer Staples 1.0%
5,756	B&G Foods, Inc.	136,417
2,621	USANA Health Sciences, Inc. (a)	225,144
		361,561
	Energy 6.0%
8,820	Basic Energy Services, Inc. (a)	127,361
8,334	C&J Energy Services, Inc. (a)	215,184
40,307	Callon Petroleum Co. (a)	533,665
8,414	PDC Energy, Inc. (a)	412,538
47,497	Ring Energy, Inc. (a)	681,582
17,383	Superior Energy Services, Inc. (a)	146,539
5,520	US Silica Holdings, Inc.	140,870
		2,257,739
	Financials 33.8%
10,112	Banner Corp.	561,115
9,664	Bryn Mawr Bank Corp.	424,733
10,203	Carolina Financial Corp.	400,774
22,571	CenterState Banks, Inc.	598,809
5,137	Chemical Financial Corp.	280,891
32,628	CNO Financial Group, Inc.	707,049
3,369	Cowen, Inc. (a)	44,471
8,632	Dime Community Bancshares, Inc.	158,829
3,187	Eagle Bancorp, Inc. (a)	190,742
8,098	Enterprise Financial Services Corp.	379,796
24,335	F.N.B. Corp.	327,306
8,474	First American Financial Corp.	497,254
9,225	First Interstate BancSystem, Inc. - Class A	364,849
8,975	Franklin Financial Network, Inc. (a)	292,585
8,542	Green Bancorp, Inc. (a)	190,059
7,962	Guaranty Bancorp	225,723
7,849	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	153,056
3,511	Heartland Financial USA, Inc.	186,259
16,897	Heritage Insurance Holdings, Inc.	256,159
18,217	Hope Bancorp, Inc.	331,367
4,891	IBERIABANK Corp.	381,498
8,950	LegacyTexas Financial Group, Inc.	383,239
12,447	OneMain Holdings, Inc. (a)	372,663

9,466	Pacific Premier Bancorp, Inc. (a)	380,533
8,710	Preferred Bank	559,182
3,081	Primerica, Inc.	297,625
7,410	Selective Insurance Group, Inc.	449,787
15,197	State Bank Financial Corp.	456,062
5,865	Stifel Financial Corp.	347,384
11,366	Triumph Bancorp, Inc. (a)	468,279
17,969	Umpqua Holdings Corp.	384,716
10,287	Union Bankshares Corp.	377,636
16,010	United Community Banks, Inc.	506,716
2,151	Walker & Dunlop, Inc.	127,812
6,524	Wintrust Financial Corp.	561,390
		12,626,348
	Health Care 4.7%
22,287	Diplomat Pharmacy, Inc. (a)	449,083
5,494	Emergent BioSolutions, Inc. (a)	289,259
7,614	Halyard Health, Inc. (a)	350,853
63,855	Progenics Pharmaceuticals, Inc. (a)	476,358
3,626	RadNet, Inc. (a)	52,214
4,414	Syneos Health, Inc. (a)	156,697
		1,774,464
	Industrials 13.3%
4,641	ABM Industries, Inc.	155,381
3,740	ASGN, Inc. (a)	306,231
5,617	Astec Industries, Inc.	309,946
6,142	Atlas Air Worldwide Holdings, Inc. (a)	371,284
30,368	CBIZ, Inc. (a)	554,216
7,332	Columbus McKinnon Corp.	262,779
3,751	Deluxe Corp.	277,612
4,175	EMCOR Group, Inc.	325,358
3,238	Forward Air Corp.	171,160
11,986	Gibraltar Industries, Inc. (a)	405,726
5,565	Kadant, Inc.	525,892
6,912	MYR Group, Inc. (a)	213,028
9,491	SkyWest, Inc.	516,310
8,133	Tetra Tech, Inc.	398,110
3,743	The Timken Company	170,681
		4,963,714
	Information Technology 9.3%
2,155	CACI International, Inc. - Class A (a)	326,159
11,565	Conduent, Inc. (a)	215,572
30,578	Cypress Semiconductor Corp.	518,603
9,647	Finisar Corp. (a)	152,519
6,193	MKS Instruments, Inc.	716,220
4,976	NCR Corp. (a)	156,843
11,217	Nuance Communications, Inc. (a)	176,668
14,921	Photronics, Inc. (a)	123,098
3,182	Plexus Corp. (a)	190,061
6,062	Progress Software Corp.	233,084
7,684	Syntel, Inc. (a)	196,173
2,213	Tech Data Corp. (a)	188,393
6,541	Verint Systems, Inc. (a)	278,647
		3,472,040
	Materials 5.1%
20,546	Ferro Corp. (a)	477,078
5,002	HB Fuller Co.	248,749
2,845	Kaiser Aluminum Corp.	287,061
2,741	KapStone Paper and Packaging Corp.	94,044

2,865	KMG Chemicals, Inc.	171,757
8,957	Materion Corp.	457,255
12,274	TimkenSteel Corp. (a)	186,442
		1,922,386
	Real Estate 8.5%
10,747	Acadia Realty Trust	264,376
13,071	Chatham Lodging Trust	250,310
1,661	CoreSite Realty Corp.	166,532
4,364	Education Realty Trust, Inc.	142,921
10,316	Hudson Pacific Properties, Inc.	335,580
34,624	Independence Realty Trust, Inc.	317,848
14,202	National Storage Affiliates Trust	356,186
13,427	NorthStar Realty Europe Corp.	174,820
9,764	Pebblebrook Hotel Trust	335,393
5,573	QTS Realty Trust, Inc. - Class A	201,854
15,255	Rexford Industrial Realty, Inc.	439,191
10,960	Sabra Health Care REIT, Inc.	193,444
		3,178,455
	Utilities 4.5%
3,577	Black Hills Corp.	194,231
4,017	IDACORP, Inc.	354,581
4,698	New Jersey Resources Corp.	188,390
5,286	Portland General Electric Co.	214,136
9,076	South Jersey Industries, Inc.	255,580
3,859	Spire, Inc.	279,006
17,161	TerraForm Power, Inc. - Class A	184,137
		1,670,061
	Total Common Stocks
	(Cost $28,674,356)	36,261,495

SHORT-TERM INVESTMENTS 2.8%
	Investment Company 2.8%
1,028,874	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.60%	1,028,874
	Total Short-Term Investments
	(Cost $1,028,874)	1,028,874

	Total Investments 99.8%
	(Cost $29,703,230)	37,290,369

	Other Assets in Excess of Liabilities 0.2%	83,232

	TOTAL NET ASSETS 100.0%	$37,373,601

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$29,703,230	$29,703,230

Gross unrealized appreciation	8,431,169	8,431,169
Gross unrealized depreciation	(844,030)	(844,030)
Net unrealized appreciation	$7,587,139	$7,587,139

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Tax cost represents tax cost on investments.

Investment Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Participation (Equity Linked) Notes (“P-Notes”) are valued based on an evaluated price provided by an independent pricing service. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value foreign securities at fair value using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Core Infrastructure and Frontier Silk Invest New Horizons Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds' securities as of March 31, 2018:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$891,800,207	$-	$-	$891,800,207
Total Equity	891,800,207	-	-	891,800,207
Short-Term Investments	179,050,660	-	-	179,050,660
Total Investments in Securities	$1,070,850,867	$-	$-	$1,070,850,867

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$388,651,366	$-	$-	$388,651,366
Total Equity	388,651,366	-	-	388,651,366
Short-Term Investments	80,323,085	-	-	80,323,085
Total Investments in Securities	$468,974,451	$-	$-	$468,974,451

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$382,195,840	$-	$-	$382,195,840
Closed-End Funds	4,667,942	-	-	4,667,942
Total Equity	386,863,782	-	-	386,863,782
Short-Term Investments	60,865,306	-	-	60,865,306
Total Investments in Securities	$447,729,088	$-	$-	$447,729,088

Silk Invest New Horizons

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$22,872,269	$34,328,113	$-	$57,200,382
P-Notes	-	6,056,679	-	6,056,679
Total Equity	22,872,269	40,384,792	-	63,257,061
Short-Term Investments	698,325	-	-	698,325
Total Investments in Securities	$23,570,594	$40,384,792	$-	$63,955,386

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$61,421,554	$-	$-	$61,421,554
Total Equity	61,421,554	-	-	61,421,554
Short-Term Investments	2,668,182	-	-	2,668,182
Total Investments in Securities	$64,089,736	$-	$-	$64,089,736

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$36,261,495	$-	$-	$36,261,495
Total Equity	36,261,495	-	-	36,261,495
Short-Term Investments	1,028,874	-	-	1,028,874
Total Investments in Securities	$37,290,369	$-	$-	$37,290,369

(a) See Fund's Schedule of Investments for sector or country classifications.

Silk Invest
New Horizons
Transfers into Level 1	$6,092,510
Transfers out of Level 2	(6,092,510)
Net transfers	$-

Transfers into Level 2	$15,120,936
Transfers out of Level 1	(15,120,936)
Net transfers	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.

As of June 30, 2017, the Frontier MFG Global Plus Fund had a long-term capital loss carryforward that will not expire of $312,481 and the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $2,523,110.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date  May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
                       William D. Forsyth III, President
(Principal Executive Officer)

Date  May 16, 2018

By  /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date  May 16, 2018